Consideration payables for acquisitions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Consideration payables for acquisitions
Contingent payable for business acquisition			$ 5,652	$ 350
Contingent payable for software acquisition			26	29
Current payable for business acquisition			11,535	5,216
Current payable for software acquisition			8
Total payable for acquisitions, current			17,221	5,595
Contingent payable for business acquisition			32,206	7,331
Contingent payable for software acquisition				386
Non-current payable for business acquisition				4,069
Total payable for acquisitions, non-current			32,206	11,786
Total Payable for acquisitions	$ 17,381	$ 26,101	$ 49,427	$ 17,381
Reconciliation from the opening balance to the closing balance
As of the beginning of the period	17,381	26,101
Additions, net of measurement period adjustment	47,951	501
Payments	(4,577)	(6,126)
Transfers to additional paid-in capital	(1,107)	(559)
Foreign currency loss	(190)	(25)
Gain from revaluation	(10,031)	(2,511)
As of the end of the period	$ 49,427	$ 17,381